Note 1 - Organization and Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended		87 Months Ended
	Oct. 25, 2022 $ / shares	Sep. 23, 2022	May 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Sep. 18, 2015 USD ($)	May 31, 2022	Sep. 30, 2015 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jul. 14, 2021 USD ($)	May 30, 2019 USD ($)
Consideration Paid for Termination of Royalty Monetization			$ 100					$ 100		$ 100
Non-cash Gain on Termination of Liability Related to Sale of Future Royalties			$ 84,100					$ 84,152	$ (0)
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.001							$ 0.001	$ 0.001	$ 0.001
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent						40.00%
Restructuring Charges, Total								$ 500
Proceeds From Sale of Royalty and Milestone Rights					$ 65,000		$ 65,000
Royalty Arrangment Maximum Payments							195,000
Net Proceeds from Sale of Future Royalties							$ 61,200	$ 0		$ 61,184
Accounting Standards Update 2021-04 [Member]
Payments of Stock Issuance Costs				$ 700
Adjustments to Additional Paid in Capital, Modification of Warrants				$ 100
Loan Agreement with Oxford Finance LLC [Member]
Debt Instrument, Covenant, Minimum Required Unrestircted Cash												$ 5,000
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)								5 years		5 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20
Reverse Stock Split [Member] | Minimum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		10
Reverse Stock Split [Member] | Maximum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		30
Aguettant [Member] | PFS Products [Member]
License Agreement, Milestone Payments to be Paid, Maximum											$ 24,000